Capital - Summary of Change in Capital (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance		$ 11,064	$ 11,885
Return of capital	$ 2,000
Shares issued under DRIP		29	21
Stock compensation plans		79	50
Balance		12,006	11,064
Stated Share Capital
Disclosure of classes of share capital [line items]
Balance		1,791	3,754
Return of capital			(2,107)
Shares issued under DRIP		29	21
Stock compensation plans		152	142
Balance		1,957	1,791
Contributed surplus [member]
Disclosure of classes of share capital [line items]
Balance		1,504	1,534
Return of capital			60
Shares issued under DRIP		0
Stock compensation plans		(73)	(90)
Balance		1,431	1,504
Total capital [member]
Disclosure of classes of share capital [line items]
Balance		3,405	5,398
Return of capital			(2,047)
Shares issued under DRIP		29	21
Stock compensation plans		79	52
Balance		3,498	3,405
Repurchases of common shares [member] | Stated Share Capital
Disclosure of classes of share capital [line items]
Repurchases of common shares		(15)	(19)
Repurchases of common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares		0
Repurchases of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares		$ (15)	(19)
Number of common shares [member]
Disclosure of classes of share capital [line items]
Return of capital			$ 2,047
Beginning balance, number of shares		452,962,832	476,059,110
Return of capital, Number of Common Shares			(15,781,853)
Shares issued under DRIP, number of shares		180,659	162,457
Stock compensation plans, number of shares		942,756	1,147,749
Beginning balance, number of shares		450,010,485	452,962,832
Number of common shares [member] | Contributed surplus [member]
Disclosure of classes of share capital [line items]
Return of capital			$ (60)
Number of common shares [member] | Total capital [member]
Disclosure of classes of share capital [line items]
Return of capital			$ 2,047
Number of common shares [member] | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares, number of shares		(4,075,762)	(8,624,631)
Cumulative Redeemable Preference Share Capital
Disclosure of classes of share capital [line items]
Balance		$ 110	$ 110
Shares issued under DRIP		0
Stock compensation plans		0
Balance		110	$ 110
Cumulative Redeemable Preference Share Capital | Repurchases of common shares [member]
Disclosure of classes of share capital [line items]
Repurchases of common shares		$ 0